As filed with the Securities and Exchange Commission on April 21, 2022

Commission File Nos. 2-72671

811-3199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 144	☒

ZALICO Variable Annuity Separate Account

(Exact Name of Registrant)

Zurich American Life Insurance Company

(Name of Insurance Company)

1299 Zurich Way, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code: (877) 301-5376

Juanita M. Thomas, Esq.

Zurich American Life Insurance Company

4962 Cross Pointe Drive

Oldsmar, FL 34677

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 2, 2022 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:

Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

EXPLANATORY NOTE

The purpose of this post-effective amendment filing (“Amendment”) is to delay the effective date of Post-Effective Amendment No. 58 to the Registration Statement under the Securities Act of 1933 (“1933 Act”) until May 2, 2022. The Amendment is not intended to amend or delete any other part of the Registration Statement, except as specifically noted herein. Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the 1933 before May 2, 2022, that will include updated financial statements, updated and revised disclosures that respond to comments received from the Commission staff, and any required exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Zurich American Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on April 21, 2022.

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Laura J. Lazarczyk	/s/ Stefan Dunajewski
	Laura J. Lazarczyk, Director, Vice President, General Counsel, and Corporate Secretary	By: Stefan Dunajewski, Vice President, Chief Actuary and Illustration Actuary (Signature)

ZURICH AMERICAN LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Laura J. Lazarczyk	/s/ Stefan Dunajewski
	Laura J. Lazarczyk, Director, Vice President, General Counsel, and Corporate Secretary	By: Stefan Dunajewski, Vice President, Chief Actuary and Illustration Actuary (Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title

David Fike*/	Director, President, Chief Executive Officer, and Chairman of the Board (Principal Executive Officer)

Oscar Tengtio*/	Vice President, Chief Financial Officer, and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Director and Assistant Secretary
Richard J. Hauser*/

Director
Peter Hirs*/

Director
Mark Knipfer*/

Director
Angela J. Yochem*/

Director
Richard Patrick Kearns*/

Director
Debra K. Broek*/

/s/ Laura J. Lazarczyk	Director, Vice President, General Counsel, and Corporate Secretary
Laura J. Lazarczyk

/s/ Stefan Dunajewski	* On April 21, 2022, as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment
Stefan Dunajewski